Basis for Preparation of Financial Statements and Applicable Accounting Standards - Summary of Total Assets, Liabilities and Net Equity (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	$ 351,232,991	$ 338,069,866	$ 295,027,566
Liabilities	290,322,157	266,318,272	247,738,555
Equity attributable to the owners of the Bank	60,908,329	71,441,599	46,901,837
Equity attributable to non-controlling interests	2,505	309,995	387,174
Banco Macro SA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	331,584,996	318,567,229	275,489,323
Liabilities	270,426,096	247,125,630	228,587,486
Banco del Tucuman SA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	21,694,446	21,987,748	21,344,235
Liabilities	18,943,772	18,920,159	17,507,273
Other Subsidiaries [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	4,131,793	4,339,547	4,089,662
Liabilities	1,752,351	1,870,436	2,042,709
Eliminations [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	(6,178,244)	(6,824,658)	(5,895,654)
Liabilities	$ (800,062)	$ (1,597,953)	$ (398,913)